Report of Directors Corporate Governance - Directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2017 shares £ / shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of transactions between related parties [line items]
Number of shares		250,000
Average daily closing share price (gbp per share) | £ / shares	£ 7.4468
Share options (in shares)	64,670,000	64,670,000	70,027,000	74,775,000
Period after appointment to meet minimum shareholding guideline		5 years
Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Award vesting period		5 years
Douglas Flint
Disclosure of transactions between related parties [line items]
Shareholding, percentage of salary	125.00%	125.00%
Share interests	252,606	252,606
Share options (in shares)	2,919	2,919	2,919
Shareholding guidelines, percentage of salary		100.00%
Douglas Flint | Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	0	0
Douglas Flint | Deferred Shares, With Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	0	0
Stuart Gulliver
Disclosure of transactions between related parties [line items]
Shareholding, percentage of salary	2211.00%	2211.00%
Share interests	3,711,169	3,711,169
Share options (in shares)	0	0
Shareholding guidelines, percentage of salary		400.00%
Stuart Gulliver | Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	2,293,071	2,293,071
Stuart Gulliver | Deferred Shares, With Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	738,499	738,499
Iain Mackay
Disclosure of transactions between related parties [line items]
Shareholding, percentage of salary	470.00%	470.00%
Share interests	442,118	442,118
Share options (in shares)	3,469	3,469	3,469
Shareholding guidelines, percentage of salary		300.00%
Iain Mackay | Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,268,016	1,268,016
Iain Mackay | Deferred Shares, With Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	426,997	426,997
Marc Moses
Disclosure of transactions between related parties [line items]
Shareholding, percentage of salary	1284.00%	1284.00%
Share interests	1,207,068	1,207,068
Share options (in shares)	0	0
Shareholding guidelines, percentage of salary		300.00%
Marc Moses | Deferred Shares, Without Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,288,389	1,288,389
Marc Moses | Deferred Shares, With Performance Conditions
Disclosure of transactions between related parties [line items]
Share options (in shares)	424,927	424,927